Listing and related expenses	12 Months Ended
Mar. 31, 2022
Listing And Related Expenses
Listing and related expenses

45. Listing and related expenses

One of our subsidiary, Yatra India is contemplating an initial public offering (the “Indian IPO”) of its equity shares (“Equity Shares”) in India and has filed a Draft Red Herring Prospectus on March 25, 2022 with the Securities and Exchange Board of India (“SEBI”). The Group is expected to continue controlling the subsidiary even after Indian IPO. Yatra Online Limited has incurred costs in connection with the Indian IPO.

Incremental costs directly attributable to a probable future equity transaction related to Indian IPO that otherwise would have been avoided are treated as transaction costs and are recognised as a prepayment and other assets. These costs recognised as a prepayment and other assets will be recognised in equity when the equity transaction is recognised, or recognised in profit or loss if the issue is no longer expected to be completed. The remaining costs incurred are recognised in profit or loss under head listing and related expenses.

During the year ended March 31, 2022, the Company has incurred INR 85,809 out of which INR 29,919 was recorded in the prepayment and other assets, and the remaining INR 55,818 is recognised to the profit and loss under head listing and related expenses.